Stock Options and Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stock Options and Warrants [Abstract]
Schedule of Warrant Securities Outstanding	As of September 30, 2023 the Company had the following warrant securities outstanding:
	Warrants	Exercise Price	Expiration
2018 Warrants – financing	1,450,000	$0.07	October - November 2023
2018 Warrants for services	2,000,000	$0.07	October - December 2023
2019 Warrants –financing	10,500,000	$0.07	March - October 2024
2019 Warrants for services	1,250,000	$0.07	March - April 2024
2020 Warrants for services	3,000,000	$0.05	February 2025
2022 Exchange warrants	71,169,473	$0.0038	September 2025
Total	89,369,473

At December 31, 2022 the Company had the following warrant securities outstanding:
	Warrants	Exercise Price	Expiration
2018 Warrants – financing	8,491,905	$0.07	January - November 2023
2018 Warrants for services	2,250,000	$0.07	October - December 2023
2019 Warrants –financing	10,500,000	$0.07	March - October 2024
2019 Warrants for services	3,500,000	$0.07	March - April 2024
2020 Warrants for services	750,000	$0.05	February 2025
2022 Exchange warrants	71,169,473	$0.0038	September 2025
Total	96,661,378

Schedule of Warrant Activity	A summary of all warrant activity for the nine months ended September 30, 2023 is as follows:
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at December 31, 2022	96,661,378	$0.02	2.32
Granted	-	-	-
Exercised	(3,863,334)	0.07	-
Forfeited	-	-	-
Cancelled	-	-	-
Expired	(3,428,571)	0.07	-
Balance outstanding as of September 30, 2023	89,369,473	$0.01	1.76
Exercisable as of September 30, 2023	89,369,473	$0.01	1.76
A summary of all warrants activity for the year ended December 31, 2022 and 2021 is as follows:
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at December 31, 2020	52,979,485	$0.06	2.34
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Cancelled	-	-	-
Expired	(3,628,226)	0.05	-
Balance outstanding at December 31, 2021	49,351,259	$0.06	1.96
Exercisable at December 31, 2021	49,351,259	$0.06	1.96
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at December 31, 2021	49,351,259	$0.06	1.53
Granted	71,169,473	0.0038	2.98
Exercised	(1,857,143)	0.054	-
Forfeited	-	-	-
Cancelled	-	-	-
Expired	(22,002,211)	-	-
Balance outstanding at December 31, 2022	96,661,378	$0.02	2.32
Exercisable at December 31, 2022	96,661,378	$0.02	2.32

Schedule of Stock Option Activity	A summary of all stock option activity for the year ended December 31, 2022 and 2021 is as follows:
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at December 31, 2020	2,500	$60	0.5
Granted	-	-	-
Exercised	-	-	-
Cancelled or expired	(2,500)	-	-
Balance outstanding at December 31, 2021	-	$-	-
Exercisable at December 31, 2021	-	$-	-
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at December 31, 2021	-	$-	-
Granted	-	-	-
Exercised	-	-	-
Cancelled or expired	-	-	-
Balance outstanding at December 31, 2022	-	$-	-
Exercisable at December 31, 2022	-	$-	-